Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,455	£ 1,609
Amortised cost before modification	563	351
– Net modification loss	2	5
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	260	79
Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	84	70
Amortised cost before modification	23	21
– Net modification loss	24	20
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	3	3
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Forbearance	57	47
Amortised cost before modification	14	13
– Net modification loss	18	14
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	2	2
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	22	19
Amortised cost before modification	9	8
– Net modification loss	6	6
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1	1
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	2	1
Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	81	67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	704	592
Amortised cost before modification	232	189
– Net modification loss	5	10
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	15	27
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	793	938
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	17	8
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Forbearance	11	5
Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	5	2
Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	1	1
Stage 2 | Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	17	8
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	228	159
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	662	671
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	67	62
Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Forbearance	46	42
Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	17	17
Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	1	0
Stage 3 | Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	64	59
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	436	431
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	275	368
Interest-only | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	117	219
Interest-only | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	158	149
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	56	74
Flexible | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	19	55
Flexible | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	37	19
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	9	12
LTV >100% | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	2	3
LTV >100% | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	7	9
Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	18	23
Buy-to-let | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	8	16
Buy-to-let | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Forbearance	£ 10	£ 7